Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Segmental reporting
Segmental reporting. The Company transports dry bulk cargoes along global shipping routes through its ownership and operation of dry bulk vessels. The Company has identified its Chairwoman and Chief Executive Officer as the Chief Operations Decision Maker (“CODM”) in accordance with ASC 280 “Segment Reporting.” The CODM manages the business on a consolidated basis and uses the net (loss)/income as reported on the consolidated statement of (loss)/income to allocate resources, make operating decisions and assess performance, without discrete financial information for each charter type, customer, vessel or vessel type. Also, when the Company charters a vessel, the charterer is generally free to trade such vessel worldwide or within broad geographical limits and, therefore, the disclosure of geographical information is impracticable. Additionally, the vessels serve the same type of customers, have similar operations and maintenance requirements, operate in the same regulatory environment, and are subject to similar economic characteristics. As a result, the Company has identified one single reportable segment and the assets of such segment are presented under the caption “Total Assets” in the accompanying interim consolidated balance sheets. The significant expense category of the Company’s sole reportable segment is vessel operating expenses as reported on the consolidated statement of (loss)/income. The Company, based on the principles of ASC 280 “Segment Reporting,” believes that disaggregating into more than one reportable segment, would not be meaningful or informative.

Revenue, net
Revenue, net. For the six-month periods ended June 30, 2025 and 2024, all of the Company’s revenue derived from lease contracts where the Company is the lessor. During the same periods, the Company’s major charterers that individually accounted for more than 10% of the Company’s revenue, were as follows:

	% of Company’s revenue during the six-month periods ended
Charterer	June 30, 2025	June 30, 2024
A	99%	100%

Distinguishing liabilities from equity
Distinguishing liabilities from equity. The Company follows the provisions of ASC 480 “Distinguishing Liabilities from Equity” to determine the classification of certain freestanding financial instruments as either equity or liability. In its assessment, the Company also identifies any embedded features and examines whether those features, other than those with de minimis value, fall under the definition of a derivative according to the provisions of ASC 815 “Derivatives and Hedging,” or whether those features affect classification or require bifurcation. Financial instruments meeting the classification of liability, are initially recognized at fair value with any excess of such fair value over the proceeds received recognized as a loss in the consolidated statements of (loss)/income. In turn, financial instruments classified as liabilities at fair value are remeasured at each balance sheet date, with any resulting (loss)/gain from changes in fair value being recorded in the consolidated statements of (loss)/income. Upon settlement, financial instruments classified as liabilities at fair value are marked to their fair value at the settlement date, the liability is settled, and shares issued are recorded in equity with appropriate allocation between par value and additional paid in capital.

Issuance costs
Issuance costs. Issuance costs directly attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of that offering, to the extent that those securities are classified as equity. For securities classified as liabilities, issuance costs are immediately expensed. Furthermore, deferred issuance costs relating to aborted offerings are also immediately expensed. Issuance costs include underwriting, legal, accounting and advisory fees, printing, marketing and distribution costs, listing fees, transfer agent fees, regulatory compliance costs, insurance, and other incremental costs incurred in conjunction with a particular offering.

Accounting for down round features
Accounting for down round features. In accordance with ASC 815 “Derivatives and Hedging” the Company defines a down round feature as a feature in a financial instrument that reduces the strike price of an issued financial instrument if the issuer sells shares of its stock for an amount less than the currently stated strike price of the issued financial instrument, or issues an equity-linked financial instrument with a strike price below the currently stated strike price of the issued financial instrument, provided that standard antidilution provisions are not considered down round features. Upon the occurrence of an event that triggers a down round feature, the Company follows the guidance of ASC 260 “Earnings Per Share” to measure the value of the effect of the down round feature. Accordingly, that effect is treated as a dividend and as a reduction of income available to common shareholders in basic earnings per share, and the value of such effect is measured as the difference between (a) the fair value of the financial instrument (without the down round feature) with a strike price corresponding to the currently stated strike price of the issued instrument (that is, before the strike price reduction) and (b) the fair value of the financial instrument (without the down round feature) with a strike price corresponding to the reduced strike price upon the down round feature being triggered.

Right of use assets under finance leases
Right of use assets under finance leases. Vessel leases, where the Company is regarded as the lessee, are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. The determination of whether an arrangement is, or contains, a finance lease is based on the substance of the arrangement at the commencement date and is assessed in accordance with the criteria set in ASC 842 “Leases”. Finance leases are accounted for as acquisitions of the leased assets and the incurrence of an obligation by the lessee. According to the provisions of ASC 842 “Leases”, at the commencement date, the Company shall measure (a) the lease liability at the present value of the lease payments to be made over the lease term, using the discount rate determined on such date and (b) the right of use asset under finance lease , which shall consist of the amount of the initial measurement of the lease liability, any lease payments made to the lessor on or before the commencement date, less any lease incentives received, and any initial direct costs incurred by the lessee. The lease liability and right of use asset under finance lease are included in “Long-term debt, net of deferred finance costs” (presenting separately the current and non-current portions) and “Vessels, net,” respectively, in the accompanying interim consolidated balance sheet.

After commencement of a finance lease, the Company remeasures the lease liability by (a) increasing its carrying amount to reflect the interest implicit to the finance lease and (b) reducing its carrying amount to reflect the lease payments made during the period. The right of use asset under finance lease is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase such underlying asset. For finance leases, interest expense is determined using the effective interest method and is included in “Interest and finance costs” in the consolidated statements of (loss)/income, whereas amortization of the right of use asset under finance lease is recognized on a straight line basis over the useful life of such underlying asset and is included in “Depreciation expense” in the consolidated statements of (loss)/income. Right of use assets under finance leases s used by the Company are reviewed periodically for potential impairment in line with the Company’s policy for impairment of long-lived assets.